Investments in Associates and Joint Ventures - Summary of Income from Equity Interests in Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Associates and Joint Ventures [Line Items]
Net income	$ 2,393	$ (1,277)	$ 2,234
Other comprehensive income	424	(221)	82
Total comprehensive income for the year	2,817	(1,498)	2,316
Joint Ventures [member]
Disclosure of Associates and Joint Ventures [Line Items]
Net income	367	96	433
Other comprehensive income	20	(30)	13
Total comprehensive income for the year	387	66	446
Associates [member]
Disclosure of Associates and Joint Ventures [Line Items]
Net income	29	(2)	13
Other comprehensive income	42	(23)	8
Total comprehensive income for the year	$ 71	$ (25)	$ 21